RELATED PARTIES	6 Months Ended
Jun. 30, 2024
Related Party [Abstract]
RELATED PARTIES	RELATED PARTIES
For the six-month period ended June 30, 2024
In January 2024, Mr. Kaan Terzioglu was granted 3,201,250 common shares (equal to 128,050 ADSs) under the Company's 2021 Long-Term Incentive Plan ("LTIP"). In July 2024, these shares vested after meeting the required performance objectives whereby a portion was settled in cash and the remaining shares are expected to be transferred in 2025. In April 2024, Mr. Terzioglu vested 1,431,220 equity-settled common shares (equal to 57,249 ADSs) under the 2021 Deferred Share Plan ("2021 DSP") for Short-Term Incentive ("STI") 2023, which were transferred in June 2024. In June 2024, Mr. Terzioglu also received 2,393,275 common shares (equal to 95,731 ADSs) related to 3,662,240 common shares (equal to 146,490 ADSs) that had vested in September 2023 under the 2021 DSP. The remaining 1,268,965 common shares (equal to 50,759 ADSs) were withheld for tax purposes.

In April 2024, 10,457,359 equity-settled awards in common shares in the Company (equal to 418,294 ADSs) were granted to the GEC under the LTIP. The vesting of these shares is linked to the VEON shares’ relative Target Shareholder Return ("TSR") performance against VEON’s peer group which will be assessed at the end of the three year performance period, on December 31, 2026.

In April 2024, Mr. Joop Brakenhoff was granted and immediately vested in 434,549 equity settled common shares (equal to 17,382 ADSs) under the 2021 DSP for successfully completing key projects. Additionally, 520,519 equity-settled common shares in the Company (equal to 20,821 ADSs) were granted and vested immediately under the same plan for STI 2023. In June 2024, Mr. Brakenhoff received 482,325 common shares (equal to 19,293 ADSs), while 472,743 common shares (equal to 18,910 ADSs) were withheld for tax purposes related to the April 2024 grants. Also, in June 2024, Mr. Brakenhoff received 52,550 common shares (equal to 2,102 ADSs) related to 104,047 common shares (equal to 4,162 ADSs) that vested in December 2023 under the 2021 DSP. The remaining 51,497 common shares (equal to 2,060 ADSs) were withheld for tax purposes.

In April 2024, Ms. Omiyinka Doris was granted and immediately vested in 372,470 equity-settled awards in common shares (equal to 14,899 ADSs) under the 2021 DSP for successfully completing key projects. Additionally, 288,703 equity-settled awards in common shares (equal to 11,485 ADSs) were granted and vested immediately under the 2021 DSP in April 2024 for STI 2023. In June 2024, 333,900 common shares (equal to 13,356 ADSs) of the vested awards were transferred to Ms. Omiyinka Doris while 327,273 common shares (equal to 13,091 ADSs) were withheld for tax purposes.

In April 2024, VEON granted a total of 1,821,475 equity-settled awards and 3,095,300 cash-settled awards in common shares (equal to 72,859 and 123,812 ADSs, respectively) under the 2021 DSP to its current and former Board of Directors. By June 2024, 1,648,225 of the equity-settled common shares (equal to 65,929 ADSs) were vested and transferred to the Board members and 173,250 common shares (equal to 6,930 ADSs) were withheld for tax purposes.
For the six-month period ended June 30, 2023
In February 2023, 52,543 common shares, or the equivalent of 2,102 American Depositary Shares ("ADS"), in the Company were transferred to Mr. Joop Brakenhoff from shares held by a subsidiary of the Company and 51,504 common shares, or 2,060 ADS, were withheld to cover local withholding tax for equity-settled awards granted under the 2021 Deferred Share Plan that vested in 2022.
In March 2023, equity-settled and cash-settled awards were granted to five members of VEON’s Group Executive Committee under the Short-Term Incentive Scheme (154,876 ADS) and the Long-Term Incentive Plan (643,286 ADS).